Taxation - Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Profit (loss) before tax	€ 145.3	€ 277.9	€ 253.6
Tax charge at the standard UK corporation tax rate 25% (2024: 25%; 2023: 23.5%)	36.3	69.4	59.6
Difference in tax rates	(2.1)	(3.0)	3.5
Non tax deductible interest	0.0	0.0	(0.8)
Other income and expenses not taxable or deductible	10.4	4.5	11.7
Movement in unrecognized deferred tax	1.5	5.2	(5.7)
Movement in uncertain tax position	(32.3)	14.4	(12.8)
Impact of change in tax rates	0.0	0.0	0.9
Change in tax base of intangible assets due to internal reorganization	0.0	(37.7)	0.0
Prior period adjustment	5.3	(2.0)	4.5
Total tax expense	€ 8.6	€ 50.8	€ 60.9
Standard tax rate	25.00%	25.00%	23.50%
Current tax payable	€ 193.4	€ 226.7
Deferred tax assets	17.1	14.7
Provisions for tax uncertainties	€ 101.5	€ 140.4
Effective tax rate	5.90%	18.30%
Tax Effect Of Reversal of Previously Unrecognized Tax Assets	€ (10.5)	€ 0.0	€ 0.0